Fair Value - Schedule of Fair Value Hierarchy for those Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Listed equity securities	$ 8,644	$ 2,423
Stable coins	22
Digital assets	15,186,721
Financial assets measured at fair value	1,870,492
Total Assets	17,065,879	2,423
Liabilities
Embedded derivative liabilities	(8,738,680)	(558,000)
Warrant liabilities		(123,188)
Obligation to deliver digital assets	(5,183,110)
Total Liabilities	(13,921,790)	(681,188)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Listed equity securities	8,644	2,423
Stable coins	22
Digital assets	15,186,721
Financial assets measured at fair value
Total Assets	15,195,387	2,423
Liabilities
Embedded derivative liabilities
Warrant liabilities		(83,954)
Obligation to deliver digital assets	(5,183,110)
Total Liabilities	(5,183,110)	(83,954)
Significant Observable Inputs (Level 2) [Member]
Assets
Listed equity securities
Stable coins
Digital assets
Financial assets measured at fair value	1,870,492
Total Assets	1,870,492
Liabilities
Embedded derivative liabilities	(8,738,680)	(558,000)
Warrant liabilities		(39,234)
Obligation to deliver digital assets
Total Liabilities	(8,738,680)	(597,234)
Significant Unobservable Inputs (Level 3) [Member]
Assets
Listed equity securities
Stable coins
Digital assets
Financial assets measured at fair value
Total Assets
Liabilities
Embedded derivative liabilities
Warrant liabilities
Obligation to deliver digital assets
Total Liabilities